INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Amount
Provision at statutory rate									$ 894	$ 845	$ 722
Impact of change in Federal corporate tax rate									133
State income tax, net of federal tax benefit									146	69	90
Tax exempt income									(7)	(5)	(3)
Bank Owned Life Insurance									(34)	(45)	(46)
Other, net									(4)	(16)	36
Total	$ 243	$ 233	$ 355	$ 297	$ 203	$ 263	$ 196	$ 186	$ 1,128	$ 848	$ 799
% of Pretax Income
Provision at statutory rate									27.50%	34.00%	34.00%
Impact of change in Federal corporate tax rate									4.10%
State income tax, net of federal tax benefit									4.50%	2.80%	4.20%
Tax exempt income									(0.20%)	(0.20%)
Bank Owned Life Insurance									(1.00%)	(1.80%)	(2.30%)
Other, net									(0.10%)	(0.70%)	1.70%
Actual tax expense and effective rate									34.80%	34.10%	37.60%
Pennsylvania Mutual Thrift Institutions Tax Percentage	11.50%								11.50%
Allocations of income to bad debt deductions	$ 3,900								$ 3,900